Note 1 - Nature of Operations and Going Concern	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of nature and continuance of operations [text block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

Foremost Clean Energy Ltd. (formerly Foremost Lithium Resource & Technology Ltd.) (“Foremost” or the "Company") which was incorporated under the laws of the Province of British Columbia, is a public company listed on the Canadian Securities Exchange (the “CSE”) and trades under the symbol FAT and on the NASDAQ Capital Market (“NASDAQ”) under the symbols FMST and FMSTW. The Company’s head office is located at 2500 - 700 West Georgia Street, Vancouver, BC, V7Y 1K8.

On July 5, 2023, the Company consolidated its common shares on the basis of fifty (50) pre-consolidation common shares for one (1) post-consolidation common share. All shares, warrants and stock options in these consolidated financial statements are on post consolidated basis.

On September 30, 2024, the Company changed its name to Foremost Clean Energy Ltd.

The Company is an exploration company focused on the identification and development of high potential mineral opportunities in stable jurisdictions.

Going concern of operations

These condensed interim consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at September 30, 2024, the Company has had significant losses resulting in a deficit of $23,583,790 ( March 31, 2024 - $21,481,123). As at September 30, 2024, the Company also had a working capital deficiency of $3,287,973 ( March 31, 2024 - $1,247,161). In addition, the Company has not generated revenues from operations. The Company has financed its operations primarily through the issuance of common shares and short-term loans. The Company continues to seek capital through various means including the issuance of equity and/or debt. These material uncertainties cast substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. These condensed interim consolidated financial statements do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. Any such adjustments may be material.

In order to continue as a going concern and to meet its corporate objectives, the Company will require additional financing through debt or equity issuances or other available means. Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.

Statement of compliance

These condensed interim consolidated financial statements, including comparatives, have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). Accordingly, they do not include all of the information required for full annual financial statements by IFRS Accounting Standards (“IFRS”) for complete financial statements for year-end reporting purposes.

These condensed interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2024, which have been prepared in accordance with IFRS as issued by IASB and IFRIC. These condensed interim financial statements are presented in Canadian dollars, which is also the Company’s functional currency.